Investment Securities - Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value
Less than 12 months	$ 17,933	$ 93,280
12 months or more	174,791	114,649
Total	192,724	207,929
Unrealized Losses
Less than 12 months	(80)	(785)
12 months or more	(4,416)	(2,537)
Total	(4,496)	(3,322)
U.S. Treasury
Fair Value
Less than 12 months	0	1,967
12 months or more	1,952	0
Total	1,952	1,967
Unrealized Losses
Less than 12 months	0	(13)
12 months or more	(32)	0
Total	(32)	(13)
U.S. government and federal agency obligations
Fair Value
Less than 12 months	0	0
12 months or more	9,966	12,073
Total	9,966	12,073
Unrealized Losses
Less than 12 months	0	0
12 months or more	(269)	(268)
Total	(269)	(268)
Government sponsored enterprises
Fair Value
Less than 12 months	1,997	16,471
12 months or more	33,346	20,426
Total	35,343	36,897
Unrealized Losses
Less than 12 months	(3)	(119)
12 months or more	(469)	(305)
Total	(472)	(424)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	5,851	22,013
12 months or more	28,832	12,570
Total	34,683	34,583
Unrealized Losses
Less than 12 months	(16)	(165)
12 months or more	(485)	(312)
Total	(501)	(477)
Mortgage-backed securities
Fair Value
Less than 12 months	10,085	52,829
12 months or more	99,321	69,580
Total	109,406	122,409
Unrealized Losses
Less than 12 months	(61)	(488)
12 months or more	(3,049)	(1,652)
Total	(3,110)	$ (2,140)
Bank issued trust preferred securities
Fair Value
Less than 12 months	0
12 months or more	1,374
Total	1,374
Unrealized Losses
Less than 12 months	0
12 months or more	(112)
Total	$ (112)